SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 10, 2015	Jan. 27, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Consideration to repurchase shares					$ 4,542	$ 3,111
Shares repurchased					967,408	614,033
Amount of dividend paid			$ 0	$ 0
Ordinary shares [Member]
Shares repurchased					2,902,224	1,842,099
American Depositary Shares [Member]
Consideration to repurchase shares	$ 20,000,000
Shares repurchased			0	0
American Depositary Shares [Member] | Maximum
Price per share	$ 7.99
Common Class A [Member]
Conversion of Stock, Shares Converted		45,787,948		45,787,948
Common Stock, Shares, Outstanding			84,454,047	84,390,429
Common Class B [Member]
Conversion of Stock, Shares Issued		45,787,948
Common Stock, Shares, Outstanding			45,787,948	45,787,948